Comparative Figures (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other income (expenses), net	CAD 53	CAD 197
Operating expenses	2,031	1,874
Revenue	6,838	6,757
Energy supply costs	2,341	2,591
Inter-segment eliminations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other income (expenses), net	(1)	(1)
Operating expenses	(12)	(12)
Revenue	(13)	(31)
Energy supply costs	CAD (1)	(1)
Previously reported | Inter-segment eliminations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		30
Energy supply costs		30
Acquisition Related Costs Reclassification | Restatement adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other income (expenses), net		10
Operating expenses		10
Related Party Revenue Previously Eliminated | Restatement adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue		30
Energy supply costs		CAD 30